JPMORGAN TRUST II
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
JPMorgan International Research Enhanced Equity Fund
(the “Fund”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 290 (Amendment 291 under the Investment Company Act of 1940) filed electronically on February 22, 2019.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary